CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011		Mar. 31, 2010
Cash flows from operating activities
Net loss	$ (7,677,245)	$ (6,572,014)		$ (8,028,482)
Adjustments to reconcile net loss to net cash generated from operating activities:
Gain on sale of investment in equity method investee	(749,897)
Long-lived assets impairment		109,658		136,878
Investment impairment		543,220		65,556
Equity in net earnings of equity method investees	215,735	785,707		423,099
Depreciation and amortization	3,499,769	3,786,398		5,004,262
Allowances for doubtful trade accounts receivables	37,700	(144,263)		(261,825)
Loss (profit) on sale of property, plant and equipment	5,165	(51)		7,314
Stock- based compensation expense	787,874	559,157		833,214
Unrealized exchange loss (gain)	117,952	(257)		43,764
Changes in assets and liabilities:
Trade accounts receivable	158,828	(1,146,531)		1,489,504
Prepaid expenses and other current assets	119,836	24,969		919,765
Accounts payable, accrued liabilities and other liabilities	(1,961,862)	428,114		352,412
Customer advances and unearned revenues	688,625	201,184		(35,878)
Recoverable taxes	(61,155)	1,812,649		(157,291)
Other non-current assets	(384,871)	107,697		190,367
Net cash generated from / (used in) operating activities	(5,203,546)	495,637		982,659
Cash flows from investing activities
Payments to acquire property, plant and equipment	(5,379,475)	(4,010,461)		(1,762,906)
Purchase of investment in equity method investee				(407,018)
Sale of investment in equity method investee	937,866
Acquisition, net of cash acquired		(3,028,660)	[1]
Purchase of promissory notes		(250,000)		(1,750,000)
Proceeds from sale of property, plant and equipment	17,986	10,501		36,070
Net cash used in investing activities	(4,423,623)	(7,278,620)		(3,883,854)
Cash flows from financing activities
Repurchase of equity shares		(1,320,158)		(3,106,447)
Proceeds from issue of shares	1,364,677
Net cash from / (used in) financing activities	1,364,677	(1,320,158)		(3,106,447)
Net decrease in cash and cash equivalents	(8,262,492)	(8,103,141)		(6,007,642)
Cash and cash equivalents at the beginning of the year	36,922,125	44,690,314		45,521,173
Effect of exchange rate changes on cash	(4,113,794)	334,952		5,176,783
Cash and cash equivalents at the end of the year	24,545,839	36,922,125		44,690,314
Supplementary cash flow information:
Income taxes paid	492,682	482,414		1,051,768
Supplementary disclosure of non cash investing activity:
Payables for purchase of property, plant and equipment	30,074	35,595		133,568
Conversion of Runa Inc promissory notes into investment in equity shares		$ 1,300,000

[1]	Payment for acquisition of Vubites includes an amount of US$ 2,711,622 for settlement of Vubites shareholder loan assumed and settled in accordance with the terms of the acquisition (see Note 6).